SHORT-TERM INVESTMENTS MEASURED AT FAIR VALUE (Details) ¥ in Thousands	Dec. 31, 2015 CNY (¥)
Investment holdings
Short-term investments measured at fair value	¥ 506,407
HMIN
Investment holdings
Short-term investments measured at fair value	¥ 506,407